Exhibit 99.1

Navient Student Loan Trust 2015-3

Monthly Servicing Report

Distribution Date 06/25/2020

Collection Period 05/01/2020 - 05/31/2020

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	06/18/2015	04/30/2020	05/31/2020
	Principal Balance	$731,924,193.58	$417,211,798.33	$413,613,474.37
	Interest to be Capitalized Balance	5,723,713.00	4,056,281.97	5,246,424.04
	Pool Balance	$737,647,906.58	$421,268,080.30	$418,859,898.41
	Specified Reserve Account Balance	12,418,487.00	1,053,170.20	1,047,149.75
	Adjusted Pool (1)	$750,066,393.58	$422,321,250.50	$419,907,048.16
	Weighted Average Coupon (WAC)	5.90%	6.26%	6.27%
	Number of Loans	106,911	52,170	51,504
	Aggregate Outstanding Principal Balance - Tbill		$51,291,412.96	$51,487,669.09
	Aggregate Outstanding Principal Balance - LIBOR		$369,976,667.34	$367,372,229.32
	Pool Factor		0.559723860	0.556524195
	Since Issued Constant Prepayment Rate		3.45%	3.32%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/26/2020	06/25/2020
	A2	63939LAB3	$395,986,431.74	$393,608,442.44
	B	63939LAC1	$20,000,000.00	$20,000,000.00

C	Account Balances	05/26/2020	06/25/2020
	Reserve Account Balance	$1,053,170.20	$1,047,149.75
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,150,384.96	$926,295.72
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	05/26/2020	06/25/2020
	Adjusted Pool Balance + Supplemental Loan Purchase	$422,321,250.50	$419,907,048.16
	Total Notes	$415,986,431.74	$413,608,442.44
	Difference	$6,334,818.76	$6,298,605.72
	Parity Ratio	1.01523	1.01523

Page 2 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020

II.	Trust Activity 05/01/2020 through 05/31/2020

A	Student Loan Principal Receipts
	Borrower Principal	1,576,535.52
	Guarantor Principal	1,103,806.08
	Consolidation Activity Principal	1,604,051.44
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(55.28)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$4,284,337.76
B	Student Loan Interest Receipts
	Borrower Interest	560,163.88
	Guarantor Interest	45,107.86
	Consolidation Activity Interest	37,119.64
	Special Allowance Payments	121,403.64
	Interest Subsidy Payments	338,828.41
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.06
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	18,746.93
	Total Interest Receipts	$1,121,370.42
C	Reserves in Excess of Requirement	$6,020.45
D	Investment Income	$658.65
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$2,150,384.96
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(193,402.05)
	Floor Income Rebate Fees to Dept. of Education	$(1,984,714.25)
	Funds Allocated to the Floor Income Rebate Account	$(926,295.72)
M	AVAILABLE FUNDS	$4,458,360.22
N	Non-Cash Principal Activity During Collection Period	$(686,013.80)
O	Non-Reimbursable Losses During Collection Period	$16,258.88
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020

III.	2015-3 Portfolio Characteristics

		05/31/2020				04/30/2020
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.44%	63	$306,368.13	0.074%	6.45%	67	$318,368.13	0.076%
	GRACE	6.35%	12	$48,250.00	0.012%	6.35%	12	$46,174.68	0.011%
	DEFERMENT	6.23%	3,689	$24,319,826.41	5.880%	6.21%	3,895	$25,024,496.95	5.998%

REPAYMENT:	CURRENT	6.19%	31,956	$235,325,329.73	56.895%	6.21%	34,083	$254,094,930.73	60.903%
	31-60 DAYS DELINQUENT	6.34%	1,308	$11,345,832.05	2.743%	6.35%	1,258	$10,863,737.69	2.604%
	61-90 DAYS DELINQUENT	6.45%	632	$5,383,209.09	1.302%	6.70%	599	$5,879,358.79	1.409%
	91-120 DAYS DELINQUENT	6.80%	335	$3,664,773.88	0.886%	6.24%	407	$4,344,765.26	1.041%
	> 120 DAYS DELINQUENT	6.47%	1,313	$10,967,563.19	2.652%	6.53%	1,448	$12,408,691.55	2.974%

	FORBEARANCE	6.37%	11,956	$120,176,095.23	29.055%	6.33%	10,080	$102,061,336.36	24.463%
	CLAIMS IN PROCESS	6.10%	239	$2,073,540.83	0.501%	5.92%	320	$2,167,252.36	0.519%
	AGED CLAIMS REJECTED	4.66%	1	$2,685.83	0.001%	4.66%	1	$2,685.83	0.001%

TOTAL			51,504	$413,613,474.37	100.00%		52,170	$417,211,798.33	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020

IV.	2015-3 Portfolio Characteristics (cont’d)

	05/31/2020	04/30/2020
Pool Balance	$418,859,898.41	$421,268,080.30
Outstanding Borrower Accrued Interest	$13,892,369.87	$13,154,958.96
Borrower Accrued Interest to be Capitalized	$5,246,424.04	$4,056,281.97
Borrower Accrued Interest >30 Days Delinquent	$1,044,409.19	$1,163,613.82
Total # Loans	51,504	52,170
Total # Borrowers	22,979	23,281
Weighted Average Coupon	6.27%	6.26%
Weighted Average Remaining Term	167.68	166.66
Non-Reimbursable Losses	$16,258.88	$28,318.51
Cumulative Non-Reimbursable Losses	$2,659,079.66	$2,642,820.78
Since Issued Constant Prepayment Rate (CPR)	3.32%	3.45%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$128,659.10	$128,659.10
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$703,338.08	$783,887.61
Borrower Interest Accrued	$2,079,168.39	$2,025,724.66
Interest Subsidy Payments Accrued	$105,756.98	$107,892.20
Special Allowance Payments Accrued	$13,434.30	$20,120.65

Page 5 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020

V.	2015-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.13%	21,189	78,721,528.69	19.033%
	- GSL - Unsubsidized	6.29%	17,498	101,073,405.71	24.437%
	- PLUS (2) Loans	8.19%	1,047	15,242,428.21	3.685%
	- SLS (3) Loans	5.16%	33	237,978.99	0.058%
	- Consolidation Loans	6.17%	11,737	218,338,132.77	52.788%
	Total	6.27%	51,504	$413,613,474.37	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.40%	31,480	166,313,754.37	40.210%
	- Two Year	6.26%	6,793	23,865,199.71	5.770%
	- Technical	6.11%	1,472	5,201,827.94	1.258%
	- Other	6.17%	11,759	218,232,692.35	52.762%
	Total	6.27%	51,504	$413,613,474.37	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020

VI.	2015-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$4,458,360.22
A	Trustee Fees	-	$4,458,360.22
B	Primary Servicing Fee	$85,149.34	$4,373,210.88
C	Administration Fee	$6,667.00	$4,366,543.88
D	Class A Noteholders’ Interest Distribution Amount	$270,013.25	$4,096,530.63
E	B INT	$27,804.17	$4,068,726.46
F	Reserve Account Reinstatement	-	$4,068,726.46
G	Class A Noteholders’ Principal Distribution Amount	$2,377,989.30	$1,690,737.16
H	Class B Noteholders’ Principal Distribution Amount	-	$1,690,737.16
I	Class A Noteholders’ Accelerated Principal Distribution Amount	-	$1,690,737.16
J	Class B Noteholders’ Accelerated Principal Distribution Amount	-	$1,690,737.16
K	Unpaid Expenses of The Trustees	-	$1,690,737.16
L	Carryover Servicing Fee	-	$1,690,737.16
M	Remaining Amounts to the Noteholders after the first auction date	-	$1,690,737.16
N	Excess Distribution Certificateholder	$1,690,737.16	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$413,613,474.37
B	Interest to be Capitalized	$5,246,424.04
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,047,149.75
E	Less: Specified Reserve Account Balance	$(1,047,149.75)
F	Total	$418,859,898.41
G	Class A Notes Outstanding (after application of available funds)	$393,608,442.44
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020

VII.	2015-3 Distributions

Distribution Amounts

	A2	B
Cusip/Isin	63939LAB3	63939LAC1
Beginning Balance	$395,986,431.74	$20,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.65%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/26/2020	5/26/2020
Accrual Period End	6/25/2020	6/25/2020
Daycount Fraction	0.08333333	0.08333333
Interest Rate*	0.81825%	1.66825%
Accrued Interest Factor	0.000681875	0.001390209
Current Interest Due	$270,013.25	$27,804.17
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$270,013.25	$27,804.17
Interest Paid	$270,013.25	$27,804.17
Interest Shortfall	-	-
Principal Paid	$2,377,989.30	-
Ending Principal Balance	$393,608,442.44	$20,000,000.00
Paydown Factor	0.004892982	0.000000000
Ending Balance Factor	0.809893914	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020

VIII.	2015-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$415,986,431.74
	Adjusted Pool Balance	$419,907,048.16
	Overcollateralization Amount	$6,298,605.72
	Principal Distribution Amount	$2,377,989.30
	Principal Distribution Amount Paid	$2,377,989.30

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,053,170.20
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,053,170.20
	Required Reserve Acct Balance	$1,047,149.75
	Release to Collection Account	$6,020.45
	Ending Reserve Account Balance	$1,047,149.75

C	Floor Income Rebate Account
	Beginning Period Balance	$2,150,384.96
	Deposits for the Period	$926,295.72
	Release to Collection Account	$(2,150,384.96)
	Ending Balance	$926,295.72

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2020 - 05/31/2020, Distribution Date 06/25/2020